ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued advertising fees	$ 51,143	$ 48,445
VAT and other taxes payable	29,194	28,680
Accrued payroll and staff welfare	3,524	6,971
Accrued sales return	1,376	2,348	$ 680
Accrued professional fees	1,101	1,153
Individual income tax withheld	142	598
Credit card processing charges	42	106
Current portion of finance lease liabilities	34	44
Deposits received from a merchant	5,624	0
Others	2,442	2,012
Total	94,622	90,357
Movements in accrued sales return
Balance at the beginning of the period	2,348	680
Allowance for sales return accrued in the year	15,732	14,950	9,377
Utilization of accrued sales return allowance	(16,704)	(13,282)
Balance at the end of the period	$ 1,376	$ 2,348	$ 680